Employee future benefits	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

12. Employee future benefits

TOC maintains a defined benefit pension plan for its employees. Contributions made to the plan by TOC and its employees totaled $302 and $170 for the years ended December 31, 2011 and January 1, 2011, respectively. As at December 31, 2011, the fair value of the plan assets amounted to $761 (January 1, 2011 - $550) and the projected benefit obligation of the plan totaled $1,267 (January 1, 2011 - $944). As at December 31, 2011, the future service lives of plan participants was estimated to be 31 years. The net pension liabilities of $506 and $394 as of December 31, 2011 and January 1, 2011, respectively, are included in long-term liabilities on the consolidated balance sheets. The net periodic benefit cost of the plan amounted to $217, $173 and $209 in the years ended December 31, 2011, January 1, 2011 and December 31, 2009, respectively.